Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of provision for income taxes charged to operations

The provision for income taxes charged to operations consists of the following for the years ended December 31, (in thousands):

	2018	2019
Current Expense:
Federal	$31	$1,709
State	99	803

	130	2,512
Deferred Expense (Benefit):
Federal	(15,955)	20,576
State	(4,107)	1,746

	(20,062)	22,322

Total Income Tax Expense (Benefit)	$(19,932)	$24,834

Schedule of significant components of the Company's deferred tax assets and liabilities

Significant components of the Company’s deferred tax assets and liabilities are as follows as of December 31, (in thousands):

	2018	2019
Deferred Tax Assets:
Bad debts	$1,817	$37
Inventories	1,116	1,632
Accrued warranties	447	599
Accrued compensation	613	843
Contingent Consideration - TRA	4,654	—
Net operating loss	11,169	795
Disallowed interest	4,345	—
Other	589	124

Deferred Tax Assets	24,750	4,030
Valuation allowance	(253)	(208)

Deferred Tax Assets, net	24,497	3,822

Deferred Tax Liabilities:
Property, plant, and equipment	(1,217)	(1,093)
Intangible assets	(16,811)	(18,582)

Deferred Tax Liabilities	(18,028)	(19,675)

Deferred Tax Asset (Liability), net	$6,469	$(15,853)

Summary of reconciliation of income tax expense (benefit)

A reconciliation of income tax expense (benefit) computed at the federal statutory rate of 21% for the years ended December 31, 2018 and 2019 to actual income tax expense at the Company’s effective rate is as follows (in thousands):

	2018	2019
Income tax expense (benefit) at federal statutory rate	$(16,947)	$13,562
State income taxes	(3,365)	2,049
Permanent differences:
Derecognition of tax assets from IRS examination	—	9,284
Equity based compensation	—	168
Contingent consideration	49	134
Credits	—	(284)
Other nondeductible expenses	48	40
Foreign income benefit	—	(155)
Change in valuation allowance	253	(45)
Other	30	81

Total Income Tax Expense (Benefit)	$(19,932)	$24,834